RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of Related party transactions

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Provision of services(i)	12,573	8,344	3,280
Sales of goods(i)	3,432	23	—

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Payments on behalf of related parties ((ii).a)	4,022	244	—
Cash receipts by related parties on behalf of the Group ((ii).a)	3,695	—	—
Loans to related parties ((ii).b)	1,227	2,310	—
Interest income on loans due from related parties ((ii).b)	122	24	—
Purchase of products and services ((iii).a)	852,623	44,347	14,259
Purchase of products and services for R&D activities ((iii).b)	134,721	167,012	47,442
Purchase of equipment and software ((iii).c)	11,223	42,798	6,255
Payment by related parties on behalf of the Group ((iii).d)	14,514	2,952	—
Short-term lease cost ((iii).e)	765	347	243
Deposits received from related party suppliers ((iii).f)	251	1,584	—
Acquisition of the distribution right ((iii).g)	22,296	—	—
Interest expense on borrowing due to related parties (iv)	—	90	220
Repayment of borrowing from related party (iv)	—	10,573	—
Acquisition of right-of-use assets (v)	12,166	214	1,333
Payment of lease liabilities (v)	269	98	545
Purchase of Geely License (vi)	—	—	288,948
Purchase of trademark licenses (vii)	—	—	116,041
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control (viii)	—	15,512	—
Payment for purchase of a short-term investment (ix)	—	10,000	—

	As of December 31,
	2023	2022
	US$	US$
Accounts receivable - related parties (i)	22,430	8,545
Contract liabilities – related parties* (i)	1	8
Prepayments and other current assets – related parties (ii)	28,744	8,732
Other non-current assets – related parties ((ii).c)	2,706	—
Accounts payable-related parties ((iii).a)	340,419	5,770
Accrued expenses and other current liabilities – related parties (iii)	289,845	183,216
Other non-current liabilities – related parties ((iii).f)	1,634	1,584
Operating lease liabilities– related parties, current* (v)	840	13
Operating lease liabilities– related parties, non-current (v)	12,064	170
Investment securities – related parties (ix)	3,326	8,411

*These items are included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2023 and 2022.

Note:

(i)

The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$12,573, US$8,344 and US$3,280 for the years ended December 31, 2023, 2022 and 2021, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$3,432, US$23 and nil for the years end December 31, 2023, 2022 and 2021, respectively. Accounts receivable due from related parties arising from sales of goods and provision of services were US$22,430 and US$8,545 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, receipts in advance of US$1 and US$8 were included in contract liabilities – related parties, respectively.

(ii)

Prepayments and other current assets – related parties other non-current assets – related parties of the Group are arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash receipts on behalf of the Group as follows.

a.	The Group made payments of US$4,022, US$244 and nil on behalf of related parties for the years ended December 31, 2023, 2022 and 2021, respectively. Related parties collected cash receipts of US$3,695, nil and nil on behalf of the Group for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, receivables of US$4,271 and USD$244 was included in prepayments and other current assets – related parties, respectively.
b.	During the years ended December 31, 2023, 2022 and 2021, the Group provided unsecured short-term loans of US$1,227, US$2,310 and nil, respectively, to related parties with interest rates of 3.65%-4.5% per annum. The Group recognized interest income of US$122, US$24 and nil for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the receivable for the loan principal and interest of US$3,010 and US$2,369 was included in prepayments and other current assets – related parties, respectively.
c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$21,404 and US$6,119 were included in prepayments and other current assets – related parties as of December 31, 2023 and 2022, respectively. The amounts of prepayments to relate party for purchase of equipment of US$2,706 and nil was included in other non-current assets-related parties as of December 31, 2023 and 2022, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$82 and nil were included in prepayments and other current assets – related parties as of December 31, 2023 and 2022, respectively.
e.	As of January 1, 2023, upon the adoption of ASC 326 as mentioned in note 2(j), the expected credit loss provision for prepayments and other current assets – related parties not under common control was US$12. For the year ended December 31, 2023, the Group recorded US$11 in expected credit losses for prepayments and other current assets – related parties not under common control in general and administrative expenses. As of December 31, 2023, the expected credit loss provision recorded in prepayments and other current assets – related parties not under common control was US$23.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the years ended December 31, 2023, 2022 and 2021, these purchases amounted to US$852,623, US$44,347 and US$14,259, among which, US$549,893, US$839 and US$ 331 were recognized as cost of goods sold for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, purchases including sports cars, BEVs lifestyle models, auto parts and peripheral products of US$248,331 and US$21,880 were recorded as inventories, respectively.

As of December 31, 2023 and 2022, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$27,660 and US$8,684 were included in accrued expenses and other current liabilities – related parties, respectively.

As of December 31, 2023 and 2022, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$340,419 and US$5,770 was included in accounts payable-related parties, respectively.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$134,721, US$167,012 and US$47,442 during the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amounts due to related partis for purchase of products and services for R&D activities of US$217,256 and US$162,942 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$11,223, US$42,798 and US$6,255 from related parties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amounts due to related parties for purchase of equipment and software of US$19,786 and US$8,366 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	Related parties paid US$14,514 and US$2,952 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$1,605 and US$2,952 were included in accrued expenses and other current liabilities – related parties as of December 31, 2023 and 2022, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the years ended December 31, 2023, 2022 and 2021, the Group incurred short-term lease costs of US$765, US$347 and US$ 243, respectively. As of December 31, 2023 and 2022, payables for short-term leases of US$323 and US$272, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	The Group received deposits of US$251, US$1,584 and nil from related parties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, US$168 and nil were included in accrued expenses and other current liabilities – related parties, and US$1,634 and US$1,584 was included in other non-current liabilities-related parties, respectively.
g.	On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles distributed by it since January 31, 2023, for a cash consideration of GBP18,055 (equivalent to US$22,296). As of December 31, 2023, payable for the distribution right of US$23,047 was included in accrued expenses and other current liabilities – related parties.
(iv)

In 2019, the Company’s subsidiary, Lotus Tech UK, borrowed a one-year unsecured loan from a related party with the principal amount of US$10,211,bearing an interest rate of 2% per annum, which was renewed to be mature on August 31, 2022. The borrowing was repaid in August 2022. During the years ended December 31, 2022 and 2021, the Group incurred interest expenses of US$90 and US$220, respectively.

(v)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the years ended December 31, 2023, 2022 and 2021, the Group recognized right-of-use assets of US$12,166, US$214 and US$1,333 from related parties, respectively. The Group paid lease liabilities of US$269, US$98 and US$545 during the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, current operating lease liabilities were US$840 and US$13, respectively, and non-current operating lease liabilities were US$12,064 and US$170, respectively.

(vi)

On March 12, 2021, the Group entered into a license agreement with Zhejiang Liankong, a subsidiary of Geely Holding. Under the terms of the agreement, the Group received a non-exclusive, perpetual, irrevocable and non-sublicensable license for the electric automotive chassis and autonomous driving technology platform (the “Geely License”) with consideration of US$288,948.

The Geely License is contractually restricted to be used in certain R&D projects of the Group. The Group concludes that the Geely License has no alternative future use, therefore the cost of the license has been expensed as research and development expenses in the consolidated and combined statement of comprehensive loss for the year ended December 31, 2021.

(vii)	In November 2021, the Group obtained the trademark licenses (Note 7), from Group Lotus Limited, a related party controlled by Geely Holding, by issuing the Company’s 47,995,443 ordinary shares to LGIL, a related party controlled by Geely Holding.
(viii)	On December 2, 2021, the Company, through its subsidiary, Lotus Technology Innovative Limited, entered into an equity transfer agreement, pursuant to which, Lotus Technology Innovative Limited agreed to acquire 100% equity interest in Lotus Tech Innovation Centre GmbH from a related party, Geely UK Limited, at the consideration of US$15,512, which was settled in June 2022. The transaction was accounted for as common control transaction and completed in June 2022.
(ix)

On May 13, 2022, the Company purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by Ecarx. Upon the listing of Ecarx on December 21, 2022, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. As of December 31, 2023 and 2022, the fair value of listed equity securities was US$3,326 and US$8,411, respectively.